CONTRACT ACCOUNTING (Tables)	12 Months Ended
Dec. 31, 2019
Contractors [Abstract]
Schedule of contract billings

At December 31, 2019 and 2018, contract assets on uncompleted contracts consisted of the following:

	2019	2018
Costs and estimated earnings recognized	$3,700,124	$4,273,057
Less: Billings or cash received	(2,324,204)	(3,064,453)
Contract Assets	$1,375,920	$1,208,604

At December 31, 2019 and 2018, contract liabilities on uncompleted contracts consisted of the following:

	2019	2018
Billings and/or cash receipts on uncompleted contracts	$35,665	$8,563,241
Less: Costs and estimated earnings recognized	(27,004)	(6,314,412)
Contract Liabilities	$8,661	$2,248,829